DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Derivative financial instrument according to type of hedge[ Abstract]
Termination fee				$ 600
Completed securities trade	$ 13,000
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives		$ 2,251	$ 1,238
Liability Derivatives		975	619
No Hedge Designation [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount		$ 187,092	$ 126,271
Average Maturity		4 years 4 months 24 days	3 years 8 months 12 days
Fair Value		$ 1,276	$ 619
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount		$ 26,658	$ 20,581
Average Maturity		1 month 6 days	1 month 6 days
Fair Value		$ 646	$ 550
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount		$ 61,954	$ 46,320
Average Maturity		1 month 6 days	1 month 6 days
Fair Value		$ 630	$ 69
No Hedge Designation [Member] | Purchased Options [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount		$ 3,119	$ 2,098
Average Maturity		4 years 6 months	5 years 8 months 12 days
Fair Value		$ 238	$ 122
No Hedge Designation [Member] | Written Options [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount		$ 3,119	$ 2,098
Average Maturity		4 years 6 months	5 years 8 months 12 days
Fair Value		$ (238)	$ (122)
Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount		$ 46,121	$ 27,587
Average Maturity		8 years 7 months 6 days	8 years
Fair Value		$ 249	$ (497)
Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount		$ 46,121	$ 27,587
Average Maturity		8 years 7 months 6 days	8 years
Fair Value		$ (249)	$ 497
Other Assets [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives		646	550
Other Assets [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives		630	69
Other Assets [Member] | No Hedge Designation [Member] | Purchased Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives		238	122
Other Assets [Member] | No Hedge Designation [Member] | Written Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives		0	0
Other Assets [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives		493	0
Other Assets [Member] | Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives		244	497
Other Liabilities [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives		0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives		0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Purchased Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives		0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Written Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives		238	122
Other Liabilities [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives		244	497
Other Liabilities [Member] | Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives		$ 493	$ 0